DISGORGEMENT OF SHORT SWING PROFIT	12 Months Ended
Dec. 31, 2016
Disgorgement Of Short Swing Profit [Abstract]
DISGORGEMENT OF SHORT SWING PROFIT
11.   DISGORGEMENT OF SHORT SWING PROFIT

On February 29, 2016, the Company was informed by B. Riley & Co., LLC (“B. Riley”) that it had sold 3,504,172 shares of the Company’s common stock in a transaction that is matchable against B. Riley’s purchase of 742,344 shares of the Company’s common stock in December 2015. In accordance with Section 16(b) of the Securities Exchange Act of 1934 which provides that any profit realized by an insider on short-swing transactions must be disgorged to the Company, B. Riley paid the Company $133 for the disgorgement of profits in connection with these matchable transactions. This amount was credited to additional paid-in capital during the quarter ending March 31, 2016.